2ndVote Life Neutral Plus ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.2%
United States - 97.2%
Aerospace & Defense - 5.8%
L3Harris Technologies, Inc.	2,590	$508,262
Raytheon Technologies Corp.	5,453	534,012
		1,042,274
Biotechnology - 8.2%
Gilead Sciences, Inc.	7,230	599,873
Regeneron Pharmaceuticals, Inc. (a)	1,083	889,869
		1,489,742
Capital Markets - 2.2%
Bank of New York Mellon Corp.	8,848	402,053
Communications Equipment - 5.4%
Arista Networks, Inc. (a)	4,148	696,283
Lumentum Holdings, Inc. (a)	5,316	287,117
		983,400
Consumer Finance - 2.0%
Discover Financial Services	3,704	366,103
Consumer Staples Distribution & Retail - 3.7%
BJ's Wholesale Club Holdings, Inc. (a)	8,777	667,666
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp. - Class A	4,554	372,153
Littelfuse, Inc.	1,151	308,571
		680,724
Financial Services - 2.9%
Berkshire Hathaway, Inc. - Class B (a)	1,679	518,425
Food Products - 1.9%
Hormel Foods Corp.	8,487	338,462
Health Care Equipment & Supplies - 2.8%
Stryker Corp.	1,796	512,704
Hotels, Restaurants & Leisure - 4.8%
Chipotle Mexican Grill, Inc. (a)	507	866,103
Household Durables - 2.1%
PulteGroup, Inc.	6,510	379,403
Insurance - 1.2%
Lincoln National Corp.	9,593	215,555
Machinery - 3.5%
Xylem, Inc.	6,004	628,619
Media - 3.0%
Interpublic Group of Cos.	14,394	536,033
Metals & Mining - 4.0%
Steel Dynamics, Inc.	6,433	727,315
Oil, Gas & Consumable Fuels - 6.7%
Diamondback Energy, Inc.	4,799	648,681
EOG Resources, Inc.	4,963	568,908
		1,217,589
Professional Services - 2.2%
Jacobs Solutions, Inc.	3,433	403,412
Real Estate Investment Trusts (REITs) - 6.0%
Equinix, Inc.	776	559,527
Public Storage	1,736	524,515
		1,084,042
Semiconductors & Semiconductor Equipment - 9.1%
Broadcom, Inc.	1,097	703,769
Lam Research Corp.	1,771	938,843
		1,642,612
Software - 9.6%
Fortinet, Inc. (a)	13,311	884,649
ServiceNow, Inc. (a)	1,816	843,932
		1,728,581
Specialty Retail - 6.3%
Advance Auto Parts, Inc.	3,665	445,701
Lowe's Cos., Inc.	3,458	691,496
		1,137,197
Total United States		17,568,014
TOTAL COMMON STOCKS (Cost $16,252,181)		17,568,014

SHORT-TERM INVESTMENTS - 2.8%
Money Market Fund - 2.8%
First American Government Obligations Fund — Class X, 4.64% (b)	512,766	512,766
TOTAL SHORT-TERM INVESTMENTS (Cost $512,766)		512,766

Total Investments (Cost $16,764,947) - 100.0%		18,080,780
Liabilities in Excess of Other Assets - 0.0%		(213)
TOTAL NET ASSETS - 100.0%		$18,080,567

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at March 31, 2023.

The Global Industry Classification Standard (GICS®)was developed by and/or is the exclusive property ofMSCI, Inc. and Standard & Poor’s Financial ServicesLLC (“S&P”).
GICS is a service mark of MSCI and S&Pand has been licensed for use by U.S. Bancorp FundServices, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).